Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
Summary Of Short-Term Borrowings
A summary of short-term borrowings are as follows (dollars in thousands):

	2013	2012	2011

Balance at end of year:
Securities repurchase agreements	$137,798	$114,646	$114,050
Federal Funds purchased	—	—	75,000
Total	$137,798	$114,646	$189,050

Avg. outstanding during the year:
Securities repurchase agreements	$127,616	$121,270	$122,693
Federal Funds purchased	63	510	576
FHLB advances	—	—	300

Max. outstanding at any month end:
Securities repurchase agreements	$150,943	$131,971	$139,607
Federal Funds purchased	—	—	75,000
FHLB advances	—	—	367

Weighted-average interest rate:
During the year:
Securities repurchase agreements	0.25%	0.26%	0.25%
Federal Funds purchased	0.31%	0.28%	0.28%
FHLB advances	—	—	4.36%
End of the year:
Securities repurchase agreements	0.25%	0.26%	0.25%
Federal Funds purchased	0.31%	0.28%	0.28%
FHLB advances	—	—	—